Consolidated Balance Sheets - USD ($)	Apr. 30, 2015	Jan. 31, 2015
CURRENT ASSETS
Cash	$ 125,899	$ 255,455
Marketable securities - available for sale	135,000	28,950
Accounts receivable	5,809	10,862
Deposit - Cipherloc	1,125,000	1,125,000
Total current assets	1,391,708	1,420,267
Web equipment, net of depreciation of $29,496 and $14,748	147,479	162,227
Intangible assets and proprietary technology, net of amortization $73,498 and $36,749	367,489	404,238
Goodwill	1,310,908	1,310,908
TOTAL ASSETS	3,217,584	3,297,640
CURRENT LIABILITIES:
Accounts payable and accrued liabilities	374,984	330,384
Note payable RND Media	10,000	10,000
Convertible note payable net of discount $119,400 and $208,950	1,680,600	1,591,050
Investor payable - common shares	$ 1,154,000	1,154,000
Preferred shares payable for acquisition		1,000,000
Due to related party	$ 188,854	188,854
TOTAL LIABILITIES	$ 3,408,438	$ 4,274,288
CONTINGENCIES AND COMMITMENTS
STOCKHOLDERS' EQUITY (DEFICIT)
Common stock, $0.001 par value, 650,000,000 shares authorized; 178,019,156 and 161,732,000 issued and outstanding	$ 178,019	$ 161,732
Additional paid-in capital	7,271,394	6,176,599
Accumulated other comprehensive income (loss)	(442)	(442)
Accumulated deficit	(7,639,826)	(7,314,538)
TOTAL STOCKHOLDERS' (DEFICIT)	(190,854)	(976,648)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	3,217,584	3,297,640
Series A Preferred Stock [Member]
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock, value	$ 1	$ 1
Series B Preferred Stock [Member]
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock, value
Series C Preferred Stock [Member]
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock, value